SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2021
Significant accounting policies
Schedule of estimated useful lives:

Software and electronic equipment	3-5 years
Building	20 years
Leasehold improvements	Shorter of the lease term or estimated useful lives

Credit Concentration Risk
Significant accounting policies
Schedule of concentration risk:

	As of December 31,
	2020		2021
	RMB		RMB
Company A	*	%	87,825	16.4%
Company B	59,987	20.1%	26,101	4.9%
Company C	108,422	36.4%	269,460	50.1%
Total	168,409	56.5%	383,386	71.4%

*Accounts receivable from Company A is less than 10% as of December 31, 2020.

Related parties concentration risk
Significant accounting policies
Schedule of concentration risk:

	As of December 31,
	2020		2021
	RMB		RMB
Company D	830,871	96.6%	286,341	96.9%
Total	830,871	96.6%	286,341	96.9%

Customer Concentration Risk
Significant accounting policies
Schedule of concentration risk:

	For the years ended December 31,
	2019		2020		2021
	RMB		RMB		RMB
Company D	4,271,135	73.5%	4,447,957	69.1%	3,340,857	53.5%
Total	4,271,135	73.5%	4,447,957	69.1%	3,340,857	53.5%